Commitments, contingencies and guarantees - Commitments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 479,634	¥ 369,988
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	18,460	29,974
Commitments to purchase aircraft [Member]
Commitments [Line Items]
Commitments outstanding	¥ 4,409	¥ 30,143